SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	8,367,594
Weighted average remaining contractual life	6 years 8 months 1 day
Number of exercisable options outstanding	4,643,372
Weighted average remainging contractual life of options	5 years 9 months 29 days
Employee Stock Option [Member] | Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,548,046
Weighted average remaining contractual life	5 years 3 months 7 days
Number of exercisable options outstanding	2,396,446
Weighted average remainging contractual life of options	4 years 7 months 24 days
Employee Stock Option [Member] | Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	353,659
Weighted average remaining contractual life	5 years 8 months 5 days
Number of exercisable options outstanding	279,044
Weighted average remainging contractual life of options	5 years 5 months 27 days
Employee Stock Option [Member] | Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	980,161
Weighted average remaining contractual life	6 years 5 months 16 days
Number of exercisable options outstanding	726,754
Weighted average remainging contractual life of options	6 years 5 months 9 days
Employee Stock Option [Member] | Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	596,611
Weighted average remaining contractual life	7 years 4 months 28 days
Number of exercisable options outstanding	298,005
Weighted average remainging contractual life of options	7 years 2 months 23 days
Employee Stock Option [Member] | Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,547,753
Weighted average remaining contractual life	8 years 5 months 19 days
Number of exercisable options outstanding	808,510
Weighted average remainging contractual life of options	8 years 1 month 10 days
Employee Stock Option [Member] | Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	216,423
Weighted average remaining contractual life	7 years 3 months
Number of exercisable options outstanding	124,037
Weighted average remainging contractual life of options	7 years 2 months 12 days
Employee Stock Option [Member] | 28.15-29.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	59,704
Weighted average remaining contractual life	9 years 6 months 29 days
Number of exercisable options outstanding	6,101
Weighted average remainging contractual life of options	9 years 7 months 24 days
Employee Stock Option [Member] | 29.78-31.54 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	9,600
Weighted average remaining contractual life	9 years 6 months 26 days
Number of exercisable options outstanding	600
Weighted average remainging contractual life of options	9 years 6 months 26 days
Employee Stock Option [Member] | 31.55-31.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	16,504
Weighted average remaining contractual life	9 years 8 months 9 days
Number of exercisable options outstanding	1,375
Weighted average remainging contractual life of options	9 years 8 months 9 days
Employee Stock Option [Member] | 39.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,333
Weighted average remaining contractual life	9 years 8 months 16 days
Number of exercisable options outstanding	0
Weighted average remainging contractual life of options	0 years
Employee Stock Option [Member] | 43.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	22,300
Weighted average remaining contractual life	9 years 10 months 10 days
Number of exercisable options outstanding	0
Weighted average remainging contractual life of options	9 years 10 months 10 days
Employee Stock Option [Member] | 46.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	13,500
Weighted average remaining contractual life	9 years 11 months 16 days
Number of exercisable options outstanding	0
Weighted average remainging contractual life of options	0 years